Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 176,049	€ 188,233
Investment contracts liabilities	97,814	91,669
Insurance contracts and investment contracts without participation features	197,331	210,565
Reinsurance contracts held	16,958	15,719
Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	(4,292)	(5,219)
Reinsurance contracts held	(4,106)	(5,133)
International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	5,220	6,239
Reinsurance contracts held	3,981	4,975
Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	130,429	142,874
Reinsurance contracts held	17,086	15,878
United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	65,974	66,671
Reinsurance contracts held	(3)	(2)
Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	111,508	118,409
Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	246	219
Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	67,074	74,446
Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	44,188	43,744
Without Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	64,497	69,784
Investment contracts liabilities	12
Without Direct Participating Contracts [member] | Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(4,292)	(5,219)
Without Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	4,918	5,980
Investment contracts liabilities	12
Without Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	63,355	68,428
Without Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	517	595
Contracts measured under the PAA [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	44	41
Contracts measured under the PAA [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	44	41
Discretionary Participation Features [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts liabilities	21,269	22,332
Discretionary Participation Features [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts liabilities	€ 21,269	€ 22,332